STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
OPERATING EXPENSES
General and administrative	$ 423,146	$ 325,849	$ 618,777	$ 1,368,675
Loss from operations	423,146	325,849	618,777	1,368,675
OTHER INCOME (EXPENSE)
Change in fair value of derivative liability			190,208
Change in fair value of warrant liability	(1,080,000)	3,452,000	10,808,000	8,452,000
Interest income from Trust account			6,330	2,920,785
Interest income from checking account				2,135
Dividend income from Trust account	895,995	20,342
Interest income from checking account	749	14
Total other (loss) income	(183,256)	3,472,356	9,247,535	11,374,920
NET (LOSS) INCOME	$ (606,402)	$ 3,146,507	$ 8,628,758	$ 10,006,245
Class A common stock
OTHER INCOME (EXPENSE)
Weighted average shares outstanding, basic	8,674,283	20,000,000	9,879,518	20,000,000
Weighted average shares outstanding, diluted	8,674,283	20,000,000	9,879,518	20,000,000
Basic net (loss) income per share	$ (0.01)	$ 0.13	$ 0.58	$ 0.43
Diluted net (loss) income per share	$ (0.01)	$ 0.13	$ 0.58	$ 0.43
Class B common stock
OTHER INCOME (EXPENSE)
Weighted average shares outstanding, basic	5,000,000	5,000,000	5,000,000	5,000,000
Weighted average shares outstanding, diluted	5,000,000	5,000,000	5,000,000	5,000,000
Basic net (loss) income per share	$ (0.11)	$ 0.13	$ 0.58	$ 0.28
Diluted net (loss) income per share	$ (0.11)	$ 0.13	$ 0.58	$ 0.28